Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2012

HC Capital Trust

The date of this Supplement is November 2, 2012

The Core Fixed Income Portfolio:

1.	Prior to December 4, 2012, the following replaces the “Annual Operating Expenses” section on page 49 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.22%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.55%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$56
3 Years	$176
5 Years	$307
10 Years	$689

The U.S. Government Fixed Income Securities Portfolio:

1.	Prior to December 4, 2012, the following replaces the “Annual Operating Expenses” section on page 58 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.17%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.50%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$51
3 Years	$160

HCTPROSUPP- ADV-20121102

5 Years	$280
10 Years	$628

The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio:

Prior to December 4, 2012, the following replaces the second paragraph under Mellon Capital Management Corporation in the “Specialist Manager Guide” on page 134 of the Prospectus:

For its services to The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.12%. During the fiscal year ended June 30, 2012 Mellon received fees of 0.12% of the average daily net assets for each portion of The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio allocated to Mellon.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

HCTPROSUPP- ADV-20121102

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2012

HC Capital Trust

The date of this Supplement is November 2, 2012

The Core Fixed Income Portfolio:

1.	Prior to December 4, 2012, the following replaces the “Annual Operating Expenses” section on page 48 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.22%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.30%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381

The U.S. Government Fixed Income Securities Portfolio:

1.	Prior to December 4, 2012, the following replaces the “Annual Operating Expenses” section on page 57 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.17%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.25%

Example: This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$26
3 Years	$80
5 Years	$141
10 Years	$318

HCTPROSUPP- INV-20121102

The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio:

Prior to December 4, 2012, the following replaces the second paragraph under Mellon Capital Management Corporation in the “Specialist Manager Guide” on page 134 of the Prospectus:

For its services to The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.12%. During the fiscal year ended June 30, 2012 Mellon received fees of 0.12% of the average daily net assets for each portion of The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio allocated to Mellon.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

HCTPROSUPP- INV-20121102

Supplement to Prospectus

Institutional Portfolios

HC Strategic Shares

Dated November 1, 2012

HC Capital Trust

The date of this Supplement is November 2, 2012

The Core Fixed Income Portfolio:

1.	Prior to December 4, 2012, the following replaces the “Annual Operating Expenses” section on page 33 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.22%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.30%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381

The U.S. Government Fixed Income Securities Portfolio:

1.	Prior to December 4, 2012, the following replaces the “Annual Operating Expenses” section on page 42 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.17%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.25%

Example: This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$26
3 Years	$80

HCTPROSUPP- INSTL-20121102

5 Years	$141
10 Years	$318

The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio:

Prior to December 4, 2012, the Following replaces the second paragraph under Mellon Capital Management Corporation in the “Specialist Manager Guide” on page 96 of the Prospectus:

For its services to The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.12%. During the fiscal year ended June 30, 2012 Mellon received fees of 0.12% of the average daily net assets for each portion of The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio allocated to Mellon.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

HCTPROSUPP- INSTL-20121102